Fidelity (logo) InvestmentsR	FMR LLC
245 Summer Street
Boston MA 02210
617 563 7000

May 3, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: File Room

Re:	Empire Fidelity Investments Life Insurance Company:
Empire Fidelity Investments Variable Life Account A:
File No. 333-117572

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Lance A. Warrick
Lance A. Warrick
General Counsel